Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Natural Gas Reserve Quantities (Details) - Natural gas - Bcf	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	7,701	4,782	4,354
Extensions and discoveries (in Bcf)	545	173	106
Improved recovery (in Bcf)	161	159	202
Purchases of reserves in place (in Bcf)	1,654	2,615	34
Sales of reserves in place (in Bcf)	(1)	(4)	0
Production (in Bcf)	(587)	(524)	(528)
Economic revisions due to prices (in Bcf)	708	100	248
Revisions of prior estimates (in Bcf)	1,136	399	367
Proved reserves, net, ending balance	11,318	7,701	4,782
Net proved developed reserves (in Bcf)	4,492	3,144	2,381	2,417
North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	7,655	4,728	4,306
Extensions and discoveries (in Bcf)	545	173	106
Improved recovery (in Bcf)	161	159	202
Purchases of reserves in place (in Bcf)	1,654	2,614	34
Sales of reserves in place (in Bcf)	(1)	(4)	0
Production (in Bcf)	(581)	(515)	(511)
Economic revisions due to prices (in Bcf)	712	97	246
Revisions of prior estimates (in Bcf)	1,139	402	346
Proved reserves, net, ending balance	11,285	7,655	4,728
Net proved developed reserves (in Bcf)	4,469	3,116	2,342	2,382
North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	12	16	27
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(1)	(4)	(9)
Economic revisions due to prices (in Bcf)	0	0	0
Revisions of prior estimates (in Bcf)	(3)	0	(2)
Proved reserves, net, ending balance	8	12	16
Net proved developed reserves (in Bcf)	3	6	11	23
Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	34	38	21
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(4)	(5)	(8)
Economic revisions due to prices (in Bcf)	(4)	4	2
Revisions of prior estimates (in Bcf)	0	(3)	23
Proved reserves, net, ending balance	25	34	38
Net proved developed reserves (in Bcf)	20	22	28	12